Tax Payable (Details) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)
Taxes Payable [Abstract]
VAT tax payable	¥ 13.3	$ 1.9	¥ 10.8